Note Payable (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 05, 2021	Apr. 16, 2020	Mar. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt instrument, interest rate				3.00%		3.00%	3.00%
Repayment of debt				$ 10,000	$ 15,000	$ 40,000	$ 20,000
Forgiven percentage	100.00%
Gain on debt extinguishment	$ 90,100			90,100
First Six Months [Member]
Repayment of debt				1,000		1,000
Seven and Eight Months [Member]
Repayment of debt				2,000		2,000
Nine Through Twenty Three Months [Member]
Repayment of debt				5,000		5,000
24th Month [Member]
Notes payable				$ 180,224		$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Notes payable			$ 265,244
Debt instrument, interest rate			10.00%
Debt instrument, term			24 months
Huntington National Bank [Member]
Debt instrument, interest rate		1.00%
Loan		$ 90,100
Debt instrument maturity date		Apr. 16, 2022